RISK MANAGEMENT - Active financial relief portfolio (Details) $ in Millions	Dec. 31, 2020 COP ($) item	Jun. 30, 2020 COP ($) item	Dec. 31, 2019 COP ($)
RISK MANAGEMENT
Financial assets	$ 29,553,003		$ 16,822,754
Stage 3
RISK MANAGEMENT
Financial assets	1,395,831		1,054,240
Stage 3 | Gross carrying amount
RISK MANAGEMENT
Financial assets	1,984,678		1,526,209
Stage 3 | Allowance
RISK MANAGEMENT
Financial assets	(588,847)		$ (471,969)
Loans and Advances
RISK MANAGEMENT
Financial assets	$ 191,409,730
COVID-19 Active Financial Relief | Loans and Advances
RISK MANAGEMENT
Number of obligations | item	777,754	4,468,578
COVID-19 Active Financial Relief | Loans and Advances | Gross carrying amount
RISK MANAGEMENT
Financial assets	$ 29,925,959	$ 90,384,421
COVID-19 Active Financial Relief | Loans and Advances | Allowance
RISK MANAGEMENT
Financial assets	$ (3,513,478)	$ (4,513,221)
COVID-19 Active Financial Relief | Loans and Advances | Stage 1
RISK MANAGEMENT
Number of obligations | item	479,512	4,085,096
COVID-19 Active Financial Relief | Loans and Advances | Stage 1 | Gross carrying amount
RISK MANAGEMENT
Financial assets	$ 17,866,538	$ 79,699,206
COVID-19 Active Financial Relief | Loans and Advances | Stage 1 | Allowance
RISK MANAGEMENT
Financial assets	$ (724,148)	$ (1,913,730)
COVID-19 Active Financial Relief | Loans and Advances | Stage 2
RISK MANAGEMENT
Number of obligations | item	220,256	234,647
COVID-19 Active Financial Relief | Loans and Advances | Stage 2 | Gross carrying amount
RISK MANAGEMENT
Financial assets	$ 9,782,256	$ 8,318,526
COVID-19 Active Financial Relief | Loans and Advances | Stage 2 | Allowance
RISK MANAGEMENT
Financial assets	$ (1,458,818)	$ (1,131,624)
COVID-19 Active Financial Relief | Loans and Advances | Stage 3
RISK MANAGEMENT
Number of obligations | item	77,986	148,835
COVID-19 Active Financial Relief | Loans and Advances | Stage 3 | Gross carrying amount
RISK MANAGEMENT
Financial assets	$ 2,277,165	$ 2,366,689
COVID-19 Active Financial Relief | Loans and Advances | Stage 3 | Allowance
RISK MANAGEMENT
Financial assets	$ (1,330,512)	$ (1,467,867)